Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net (loss) income	$ 1,347	$ 39,087	$ 37,044	$ 22,038	$ 146,133
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of building and building improvements	69,956	57,473	80,394	60,120	55,982
Amortization of leasing costs and intangibles, including ground leasehold interests and leasing costs	50,990	54,838	73,031	59,048	60,601
Amortization of below market leases, net	(1,765)	(2,639)	(3,201)	(685)	1,689
Amortization of deferred financing costs and debt premium	1,929	4,926	5,562	3,071	2,444
Amortization of swap interest	95	94	126	126	0
Deferred rent	(19,442)	(9,655)	(19,519)	(8,571)	(11,372)
Deferred rent, ground lease	1,548	1,129	1,640	0	0
Termination fee revenue — receivable from tenant, net	0	(7,501)	(6,000)	(3,114)	(12,845)
Gain from sale of depreciable operating property	(4,268)	(8,441)	(29,940)	(1,231)	(116,382)
(Gain) loss on fair value of earn-out	(2,581)	0	(1,461)	0	0
Unrealized loss on interest rate swap			0	2	68
Loss (Income) from investment in unconsolidated entities	2,071	(1,919)	5,307	2,254	2,065
Investment in unconsolidated entities valuation adjustment	4,452	0
Impairment provision	22,195	0	30,734	0	8,460
(Gain) loss from investments	(118)	457	307	0	0
Stock-based compensation	3,116	1,673	2,623	38	173
Performance distribution allocation (non-cash)	0	(2,604)	(2,604)	0	0
Change in operating assets and liabilities:
Deferred leasing costs and other assets	(3,758)	(5,380)	(7,775)	(13,503)	3,332
Restricted reserves	382	(79)	14	57	(175)
Accrued expenses and other liabilities	5,598	(8,943)	(9,505)	3,463	1,098
Due to affiliates, net	(2,794)	6,907	4,072	(2,254)	826
Net cash provided by operating activities	128,953	119,423	160,849	120,859	142,097
Investing Activities:
Cash acquired in connection with the Mergers, net of acquisition costs	0	25,321	25,320	0	0
Acquisition of properties, net	(16,584)	(37,781)	(38,775)	(182,250)	(134,130)
Proceeds from disposition of properties	23,480	46,784	139,446	11,442	394,502
Restricted reserves	159	2,030
Reserves for tenant improvements			1,039	(357)	0
Improvements to real estate			0	0	(760)
Payments for construction in progress	(41,981)	(29,447)	(46,346)	(24,398)	(11,293)
Real estate acquisition deposits	1,047	0	(1,047)	(3,350)	(1,350)
Investment in unconsolidated joint venture			0	(3,274)	0
Distributions of capital from investment in unconsolidated entities	8,530	13,189	14,603	7,691	7,599
Contributions of capital for investment in unconsolidated entities	(8,160)	0
Purchase of investments	(950)	(8,353)	(8,422)	0	0
Net cash provided by (used in) investing activities	(34,459)	11,743	85,818	(194,496)	254,568
Financing Activities:
Proceeds from borrowings — BOA Loan			0	0	375,000
Proceeds from borrowings — Term Loan	0	627,000	627,000	0	0
Proceeds from borrowings — Revolver Loan	215,000	215,854	315,854	0	0
Proceeds from borrowings — Revolver Loan - EA-1			0	96,100	54,000
Principal payoff of secured indebtedness — Unsecured Credit Facility - EA-1	(25,000)	(715,000)	(715,000)	(106,253)	(441,256)
Principal payoff of secured indebtedness — Revolver Loan	0	(44,439)	(104,439)	0	0
Principal payoff of secured indebtedness — Mortgage Debt			0	(18,954)	(41,493)
Partial principal payoff of TW Telecom loan			0	0	(324)
Principal amortization payments on secured indebtedness	(5,341)	(4,903)	(6,577)	(6,494)	(6,491)
Repurchase of common stock	(101,761)	(98,928)	(200,013)	(83,574)	(98,906)
Repurchase of noncontrolling interest	(1,137)	0	(53)	0	0
Deferred financing costs	(145)	(5,737)	(5,737)	(24)	(3,329)
Issuance of common stock, net of discounts and underwriting costs	4,699	2,789	8,826	0	0
Issuance of perpetual convertible preferred shares			0	125,000	0
Dividends paid on preferred units subject to redemption	(6,141)	(6,141)	(8,188)	(1,228)	0
Distributions to noncontrolling interests	(10,521)	(12,506)	(16,865)	(4,737)	(4,737)
Distributions to common stockholders	(59,354)	(69,558)	(90,116)	(71,822)	(71,124)
Net cash used in financing activities	9,809	(113,276)	(197,692)	(76,945)	(238,660)
Net increase (decrease) in cash, cash equivalents and restricted cash	104,303	17,890	48,975	(150,582)	158,005
Cash, cash equivalents and restricted cash at the beginning of the period	113,260	64,285	64,285	214,867	56,862
Cash, cash equivalents and restricted cash at the end of the period	217,563	82,175	113,260	64,285	214,867
Supplemental disclosure of cash flow information:
Cash paid for interest			65,040	50,736	48,253
Supplemental disclosures of non-cash investing and financing transactions:
Decrease in fair value swap agreement	(34,612)	(28,080)	(22,303)	(5,427)	(6,795)
Goodwill -Self Administration Transaction			0	229,948	0
Affiliates - receivables and other related party assets acquired in Self Administration Transaction			0	19,878	0
Increase in distributions payable to common stockholders	6,638	13,105	3,293	3,792	32
Increase in distributions payable to noncontrolling interests	913	1,697	1,355	0	0
Common stock issued pursuant to the distribution reinvestment plan	17,165	28,378	41,060	40,838	49,541
Increase in redemptions payable			96,648	0	20,382
Issuance of limited partnership units	0	25,000
Issuance of stock dividends	5,747	6,165	14,139	0	0
Limited partnership units issued in exchange for net assets acquired in Self Administration Transaction			25,000	205,000	0
Due to affiliates- Self Administration Transaction			0	41,114	0
Other liabilities assumed in Self Administration Transaction			0	7,951	0
Distributions to redeemable noncontrolling interests attributable to common stockholders as reflected on the consolidated statements of operations			0	355	356
Common stock redemptions funded subsequent to period-end	(6,145)	(100,362)
Mortgage debt assumed in conjunction with the acquisition of real estate assets plus a premium of $109	18,884	0
Payable for construction in progress	6,902	4,855
Accrued tenant obligations	26,891	0	11,802
Net assets acquired in Merger in exchange for common shares	0	751,278	751,277	0	0
Implied EA-1 common stock and operating partnership units issued in exchange for net assets acquired in Merger	0	751,278	751,277	0	0
Operating lease right-of-use assets obtained in exchange for lease liabilities upon adoption of ASC 842	0	25,521	16,919
Common Stock
Financing Activities:
Payment of offering costs	$ (490)	$ (1,707)	(2,384)	0	0
Supplemental disclosures of non-cash investing and financing transactions:
Implied EA-1 common stock and operating partnership units issued in exchange for net assets acquired in Merger			78
Preferred Stock
Financing Activities:
Payment of offering costs			$ 0	$ (4,959)	$ 0